Parent Company Only Financial Information (Narrative) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Parent Company Only Financial Information
Unrestricted amount of retained earnings of BTMU and MUTB that are in excess of the level required under the statutory reserve requirements under the Company Law	¥ 4,099,736